Provision for Reclamation Liabilities	9 Months Ended
Sep. 30, 2022
Disclosure of Provision for Reclamation Liabilities Explanatory [Abstract]
Provision for reclamation liabilities
11.	Provision for reclamation liabilities

($000s)	September 30, 2022	December 31, 2021
Beginning of the period	8,442	6,164
Disbursements	(2,992)	(3,320)
Environmental rehabilitation (recovery) expense	99	5,515
Accretion	53	83
End of the period	5,602	8,442

Provision for reclamation liabilities - current	2,880	3,680
Provision for reclamation liabilities - long-term	2,722	4,762
	5,602	8,442

The estimate of the provision for reclamation obligations, as at September 30, 2022, was calculated using the estimated discounted cash flows of future reclamation costs of $5.6 million (December 31, 2021 - $8.4 million) and the expected timing of cash flow payments required to settle the obligations between 2022 and 2026. As at September 30, 2022, the undiscounted future cash outflows are estimated at $6.0 million (December 31, 2021 - $8.2 million) primarily over the next three years. The nominal discount rate used to calculate the present value of the reclamation obligations was 3.76% at September 30, 2022 (0.9% - December 31, 2021). During the nine months ended September 30, 2022, reclamation disbursements amounted to $3.0 million (nine months ended September 30, 2021 - $2.0 million).

In 2021, the Company updated the closure plan for the Johnny Mountain mine site and charged an additional $5.4 million of rehabilitation expenses to the consolidated statements of operations and comprehensive income (loss). Expenditures include the estimated costs for the closure of all adits and vent raises, removal of the mill and buildings, treatment of landfills and surface water management as well as ongoing logistics, freight and fuel costs.

In 2022, the Company placed $5.4 million on deposit as security for the reclamation obligations at KSM. As at September 30, 2022, the Company has placed a total of $20.6 million (December 31, 2021 - $15.2 million) on deposit with financial institutions or with government regulators that are pledged as security against reclamation liabilities. The deposits are recorded on the consolidated statements of financial position as reclamation deposit. As at September 30, 2022, the Company had $7.9 million (December 31, 2021, $3.0 million) of uncollateralized surety bond, issued pursuant to arrangements with an insurance company, in support of environmental closure costs obligations related to the KSM project.